Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Share-based compensation expense	¥ (31,742)		¥ (37,491)	¥ (20,075)
Amortization and impairment of intangible assets	(13,388)	$ (1,891)	(10,727)	(7,120)
Impairment of goodwill	(576)	(81)	0	(494)
Settlement of U.S. federal class action lawsuit			(1,679)
Consolidated income from operations	91,430	12,912	57,084	69,314
Interest and investment income, net	72,956	10,303	44,106	30,495
Interest expenses	(5,180)	(731)	(5,190)	(3,566)
Other income, net	7,439	1,051	221	4,160
Income tax expenses	(20,562)	(2,904)	(16,553)	(18,199)
Share of results of equity investees	(5,733)		566	(20,792)
Net income	140,350	$ 19,821	80,234	61,412
Total segments
Adjusted EBITA	144,455		113,242	102,000
Share-based compensation expense	(27,498)		(30,788)	(16,589)
Amortization and impairment of intangible assets	(13,230)		(10,491)	(6,794)
Consolidated income from operations	103,727		71,963	78,617
Unallocated
Adjusted EBITA	(7,319)		(6,261)	(4,997)
Share-based compensation expense	(4,244)		(6,703)	(3,486)
Amortization and impairment of intangible assets	(158)		(236)	(326)
Impairment of goodwill	(576)			(494)
Settlement of U.S. federal class action lawsuit			(1,679)
Consolidated income from operations	¥ (12,297)		¥ (14,879)	¥ (9,303)